Description of Business (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
Description of Business [Abstract]
Proceeds from reverse merger, net	$ 216.7
Cash and investments		$ 64.0	$ 86.3